Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL [Abstract]
Change in the carrying value of goodwill by segment
Changes in the carrying value of goodwill by segment are as follows (in thousands):

	Sohu	Changyou	Total
Balance as of December 31, 2018
Goodwill	69,627	180,543	250,170
Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$37,381	$10,257	$47,638

Transactions in 2019
Foreign currency translation adjustment	(248)	0	(248)
Impairment losses	0	0	0

Balance as of December 31, 2019	$37,133	$10,257	$47,390

Balance as of December 31, 2019
Goodwill	69,379	180,543	249,922
Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$37,133	$10,257	$47,390

Transactions in 2020
Foreign currency translation adjustment	1,044	0	1,044
Impairment losses	0	0	0

Balance as of December 31, 2020	$38,177	$10,257	$48,434

Balance as of December 31, 2020
Goodwill	70,423	180,543	250,966
Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$38,177	$10,257	$48,434